UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Shah Capital Management
Address:   8601 Six Forks Road, Suite 630
           Raleigh, NC 27615

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Himanshu H. Shah
Title: Chief Investment Officer/Registered Investment Advisor
Phone: 919-719-6363
Signature, Place, and Date of Signing:

/s/ Himanshu H. Shah          Raleigh, NC              January 26, 2007

Additional Information: The investment manager, Himanshu H. Shah, does not participate in proxy voting for positions listed in the none section of the information form in Column 8. The client, Pennsylvania Public School Employees Retirement System (PSERS) votes on proxies relevant to the securities that we buy on their behalf.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 34
Form 13F Information Table Value Total: 122,091 (thousands)


List of Other Included Managers:        NONE

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
          COLUMN 1              COLUMN 2        COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- --------------  ----------- -------- -----------------  ---------- --------  -------------------------
                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHRS OR SH/  PUT/  INVESTMENT  OTHER    -------------------------
       NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000) PRN AMT PRN  CALL  DISCRETION MANAGERS    SOLE   SHARED    NONE
----------------------------- --------------  ----------- -------- ------- ---  ----  ---------- --------  -------- ------- --------
ABITIBI-CONSOLIDATED INC      COM             003924 10 7    5923  2313550 SH         SOLE                  2143550           170000
AEGON N V                     ORD AMER REG    007924 10 3    3992   210643 SH         SOLE                   210643              n/a
ALLIANCE WORLD DLR GV FD II   COM             01879R 10 6     485    35406 SH         SOLE                    35406              n/a
BRILLIANCE CHINA AUTO HLDG L  SPONSORED ADR   10949Q 10 5    3403   198430 SH         SOLE                   198430              n/a
CELESTICA INC                 SUB VTG SHS     15101Q 10 8    4580   586479 SH         SOLE                   536479            50000
CHINA TELECOM CORP LTD        SPON ADR H SHS  169426 10 3    5569   102380 SH         SOLE                    92380            10000
CHINA UNICOM LTD              SPONSORED ADR   16945R 10 4    6362   427270 SH         SOLE                   392270            35000
CHINA YUCHAI INTL LTD         COM             G21082 10 5    5538   803827 SH         SOLE                   773827            30000
CHIQUITA BRANDS INTL INC      COM             170032 80 9    7450   466525 SH         SOLE                   426525            40000
COCA COLA CO                  COM             191216 10 0    3620    75020 SH         SOLE                    75020              n/a
DOW JONES & CO INC            COM             260561 10 5    3679    96810 SH         SOLE                    86810            10000
FRESH DEL MONTE PRODUCE INC   ORD             G36738 10 5    1628   109200 SH         SOLE                    89200            20000
HITACHI LIMITED               ADR 10 COM      433578 50 7    3740    59961 SH         SOLE                    53961             6000
HUANENG PWR INTL INC          SPON ADR H SHS  443304 10 0    5113   142300 SH         SOLE                   142300              n/a
ISHARES TR                    1-3 YR TRS BD   464287 45 7     638     7975 SH         SOLE                     7975              n/a
KT CORP                       SPONSORED ADR   48268K 10 1    4733   186690 SH         SOLE                   186690              n/a
LEAPFROG ENTERPRISES INC      CL A            52186N 10 6    4376   461590 SH         SOLE                   416590            45000
LEGG MASON INC                COM             524901 10 5     475     5000 SH         SOLE                        0             5000
LG PHILIP LCD CO LTD          SPONS ADR REP   50186V 10 2    3726   247250 SH         SOLE                   212250            35000
MARSH & MCLENNAN COS INC      COM             571748 10 2    2976    97070 SH         SOLE                    85070            12000
MILACRON INC                  COM             598709 10 3     362   452940 SH         SOLE                   452940              n/a
MITSUBISHI UFJ FINL GROUP IN  SPONSORED ADR   606822 10 4    1623   130400 SH         SOLE                   130400              n/a
NEC CORP                      ADR             629050 20 4    3330   692277 SH         SOLE                   692277              n/a
NEW YORK TIMES CO             CL A            650111 10 7    1937    79500 SH         SOLE                    64500            15000
NTT DOCOMO INC                SPONS ADR       62942M 20 1    2816   177430 SH         SOLE                   177430              n/a
ROYAL DUTCH SHELL PLC         SPONS ADR A     780259 20 6    3197    45168 SH         SOLE                    45168              n/a
SANYO ELEC LTD                ADR 5 COM       803038 30 6    1051   166440 SH         SOLE                   166440              n/a
SCOR                          SPONSORED ADR   80917Q 10 6    4268  1436940 SH         SOLE                  1436940              n/a
SHANDA INTERACTIVE ENTMT LTD  SPONSORED ADR   81941Q 20 3    3378   155874 SH         SOLE                   140874            15000
TECHNIP NEW                   SPONSORED ADR   878546 20 9    3336    48624 SH         SOLE                    48624              n/a
TELE NORTE LESTE PART S A     SPON ADR PFD    879246 10 6    5384   360850 SH         SOLE                   325850            35000
UTSTARCOM INC                 COM             918076 10 0    6770   773758 SH         SOLE                   723758            50000
VITRO SOCIEDAD ANONIMA        SPONSORED ADR   928502 30 1    4559   823004 SH         SOLE                   823004              n/a
YANZHOU COAL MNG CO LTD       SPON ADR H SHS  984846 10 5    2074    51150 SH         SOLE                    51150              n/a
                                                           122091